Condensed Financial Statements - Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Current assets:
Cash and cash equivalents	$ 71,368	$ 115,401	$ 80,510	$ 56,624
Other current assets	10,605	12,145
Total current assets	335,100	244,916
Non-current assets:
Other non-current assets	19,469	3,221
Total assets	663,854	498,133
Current liabilities:
Short-term borrowings	28,661	263
Convertible notes - current	35,864
Accrued liabilities	20,913	20,548
Other tax payable	2,196	2,790
Other current liabilities	5,785	5,127
Total current liabilities	142,753	59,568
Non-current liabilities:
Convertible notes		35,864
Total liabilities	158,128	105,303
Equity:
Ordinary shares ($0.02 par value: 5,002,500,000 shares authorized as of December 31, 2010 and 2011; 560,972,080 and 570,489,352 issued and outstanding as of December 31, 2010 and 2011, respectively)	11,410	11,219
Additional paid-in capital	345,832	332,913
Accumulated deficit	103,159	22,180
Accumulated other comprehensive income	45,325	26,518
Total equity	505,726	392,830	280,133	230,876
Total liabilities and equity	663,854	498,133
Parent Company
Current assets:
Cash and cash equivalents	1,980	5,461	3,909	4,138
Dividends receivable	49,038	8,404
Other current assets	1,143	1,128
Total current assets	52,161	14,993
Non-current assets:
Investment in subsidiaries	511,913	415,271
Other non-current assets	115	189
Total assets	564,189	430,453
Current liabilities:
Short-term borrowings	20,000
Convertible notes - current	35,864
Accrued liabilities	494	762
Other tax payable	285	227
Other current liabilities	1,820	770
Total current liabilities	58,463	1,759
Non-current liabilities:
Convertible notes		35,864
Total liabilities	58,463	37,623
Equity:
Ordinary shares ($0.02 par value: 5,002,500,000 shares authorized as of December 31, 2010 and 2011; 560,972,080 and 570,489,352 issued and outstanding as of December 31, 2010 and 2011, respectively)	11,410	11,219
Additional paid-in capital	345,832	332,913
Accumulated deficit	103,159	22,180
Accumulated other comprehensive income	45,325	26,518
Total equity	505,726	392,830	280,133	230,876
Total liabilities and equity	$ 564,189	$ 430,453